SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated revenue data by geographic area in terms of customers' locations (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	¥ 804,488,547	$ 110,214,479	¥ 1,701,918,741	$ 1,701,918,741	¥ 1,980,453,461
Mainland China
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	151,488,240	20,753,804
British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	652,986,472	89,458,780
Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	13,835	$ 1,895		$ 1,701,918,741	¥ 1,980,453,461
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	652,986,472
Bitcoin Mining Business | British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	652,986,472
Automobile and Related Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	151,502,075
Automobile and Related Business | Mainland China
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	151,488,240
Automobile and Related Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	¥ 13,835